UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Smith Barney Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT TRUST

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2005

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 97.0%
Education - 9.0%
$945,000	AAA	California EFA Revenue, Refunding, College of Osteopathic, CONNIE LEE-Insured, 5.550% due 6/1/06	$966,697
1,000,000	A-	California State Public Works Board Lease Revenue, Refunding, Various California State University Projects, Series B, 5.450% due 9/1/14	1,062,740
1,010,000	AAA	California State University Channel Islands Financing Authority Revenue, East Campus Community, Series A, MBIA-Insured, LOC-Citibank NA, 4.875% due 9/1/16	1,059,369
2,170,000	AAA	Morgan Hill, CA, GO, USD, FGIC-Insured, 5.250% due 8/1/16	2,411,846
2,000,000	AAA	University of California Revenue, Multiple Purpose Projects, Series M, FGIC-Insured, 5.125% due 9/1/16	2,144,300

		Total Education	7,644,952

Escrowed to Maturity (a) - 1.2%
700,000	AAA	California Health Facilities Financing Authority Revenue, Kaiser Permanente, Series B, AMBAC-Insured, 5.250% due 10/1/10	756,301
90,000	Aaa(b)	Montclair, CA, RDA, Residential Mortgage Revenue, FNMA-Collateralized, 7.750% due 10/1/11	102,586
165,000	AAA	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13	197,101

		Total Escrowed to Maturity	1,055,988

Finance - 2.8%
2,165,000	AAA	San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC-Insured, 5.250% due 6/1/14	2,397,348

General Obligation - 11.7%
2,500,000	AAA	California State Economic Recovery GO, Series A, MBIA-Insured, 5.000% due 7/1/15 (c)	2,766,325
2,000,000	AAA	Los Angeles, CA, GO, USD, Refunding, MBIA-Insured, 5.750% due 7/1/15 Tahoe Truckee, CA, GO, USD, Refunding, School Facilities Improvement, MBIA-Insured:	2,356,540
1,480,000	AAA	District Number 1, 5.000% due 8/1/14	1,648,513
1,180,000	AAA	District Number 2, 5.000% due 8/1/14	1,314,355
300,000	A+	Torrance, CA, GO, USD, Series A, 4.250% due 8/1/11	309,348
1,500,000	AAA	Visalia, CA, GO, USD, Series A, FGIC-Insured, 4.900% due 8/1/12	1,603,215

		Total General Obligation	9,998,296

Hospitals - 2.4%
2,000,000	A+	California Statewide CDA Revenue, Kaiser Permanente, Series E, 4.700% due 6/1/09 (d)	2,086,840

Housing: Multi-Family - 2.4%
1,250,000	AAA	ABAG Finance Authority for Nonprofit Corp., MFH Revenue, Edgewood Apartments Project, Series A, FNMA-Collateralized, 5.700% due 11/1/06 (c)(d)(e)(f)	1,268,688
745,000	AAA	Riverside County, CA, Housing Authority, MFH Revenue, Brandon Place Apartments, Series B, FNMA-Collateralized, 5.625% due 7/1/09 (d)(e)	779,039

		Total Housing: Multi-Family	2,047,727

Housing: Single-Family - 0.8%
660,000	AA-	California State Department Veterans Affairs Home Purchase Revenue, Series C, 4.550% due 12/1/07 (e)	668,243

Miscellaneous - 19.5%
1,470,000	AAA	Inglewood, CA, Public Financing Authority Revenue, Refunding, Series A, AMBAC-Insured, 5.125% due 8/1/13	1,604,667
1,320,000	Aaa(b)	Monterey County, CA, COP, Master Plan Financing, MBIA-Insured, 5.250% due 8/1/15	1,458,481

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous (continued)
		Ontario, CA, Redevelopment Financing Authority Revenue, Project Number 1 Centre City & Cimarron, MBIA-Insured:
$1,935,000	AAA	5.250% due 8/1/15	$2,148,469
1,060,000	AAA	5.250% due 8/1/16	1,172,127
1,415,000	AAA	San Buenaventura, CA, COP, Series C, AMBAC-Insured, 5.000% due 2/1/16	1,522,370
		Solano County, CA, COP, Capital Improvement Program, AMBAC-Insured:
1,000,000	AAA	4.875% due 11/15/11	1,070,260
1,000,000	AAA	5.000% due 11/15/13	1,078,790
4,000,000	AAA	South Orange County, CA, Public Financing Authority Special Tax Revenue, Refunding, Senior Lien, Series A, MBIA-Insured, 5.000% due 9/1/13 (c)	4,429,560
2,000,000	BBB	Virgin Islands Public Finance Authority Revenue, Senior Lien, Series A, 5.300% due 10/1/11	2,130,880

		Total Miscellaneous	16,615,604

Pre-Refunded (g) - 7.1%
1,000,000	AAA	California Health Facilities Financing Authority Revenue, Scripps Health, Series C, MBIA-Insured, Call 10/1/08 @ 101, 5.000% due 10/1/13	1,071,300
650,000	AAA	Corona-Norco, CA, GO, USD, Series C, FGIC-Insured, Call 9/1/11 @ 100, 5.250% due 9/1/15	723,561
345,000	AAA	East Bay, CA, Municipal Utility District, Water System Revenue, Refunding, Subordinated, FGIC-Insured, Call 6/1/06 @ 102, 5.000% due 6/1/16	357,782
		Los Angeles, CA, GO:
475,000	AA	Series B, Call 9/1/09 @ 101, 5.000% due 9/1/10	515,033
3,000,000	AAA	USD, Election of 1997, Series E, MBIA-Insured, Call 7/1/12 @ 100, 5.500% due 7/1/15 (c)	3,409,740

		Total Pre-Refunded	6,077,416

Public Facilities - 1.3%
1,080,000	AAA	Los Angeles County, CA, Community Facilities District Number 3 Special Tax, Refunding, Improvement Area A, Series A, FSA-Insured, 5.250% due 9/1/07	1,130,976

Solid Waste - 2.8%
		Sunnyvale, CA, Solid Waste Revenue, Refunding, AMBAC-Insured:
1,520,000	AAA	5.500% due 10/1/13 (e)	1,698,083
605,000	AAA	5.500% due 10/1/14 (e)	675,664

		Total Solid Waste	2,373,747

Tax Allocation - 12.9%
3,675,000	AAA	Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, Series A, MBIA-Insured, 5.250% due 8/1/15 (c)	4,050,181
760,000	AAA	Manteca, CA, RDA, Tax Allocation, Refunding, Manteca Merged Project Area, FSA-Insured, 5.000% due 10/1/15	847,142
4,000,000	AAA	Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, FGIC-Insured, 5.500% due 9/1/14 (c)	4,536,920
1,375,000	AAA	San Diego, CA, RDA, Tax Allocation, Centre City Redevelopment Project, FSA-Insured, 5.250% due 9/1/15	1,524,531

		Total Tax Allocation	10,958,774

Tobacco - 3.6%
2,905,000	Baa3(b)	California County, CA, Tobacco Securitization Agency, Asset-Backed, Alameda County, 4.750% due 6/1/12 (c)	3,049,872

Transportation - 7.9%
135,000	AAA	Bay Area Government Association, California Bay Area Rapid Transit, SFO Extension, FTA Capital Grant, Series A, AMBAC-Insured, 4.875% due 6/15/09	135,965
3,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Bay Area Toll Bridges, First Lien, Series A, FSA-Insured, 5.250% due 7/1/14 (c)	3,378,120

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation (continued)
$3,000,000	AAA	Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue, Property C, Second Senior Lien, Series A, FGIC-Insured, 5.000% due 7/1/17 (c)	$3,220,440

		Total Transportation	6,734,525

Utilities - 3.2%
500,000	BBB+	California State Department Water Resources Power Supply Revenue, Series A, 5.500% due 5/1/12	557,925
2,000,000	AAA	MSR Public Power Agency California San Juan Project Revenue, Refunding, Series I, MBIA-Insured, 5.000% due 7/1/15	2,158,800

		Total Utilities	2,716,725

Water and Sewer - 8.4%
1,000,000	AAA	Castaic Lake Water Agency California Revenue COP, Water System Improvement Project, AMBAC-Insured, 5.000% due 8/1/12	1,078,180
1,405,000	AAA	East Bay, CA, Municipal Utility District, Water System Revenue, Refunding, Subordinated, FGIC-Insured, Unrefunded Balance, 5.000% due 6/1/16	1,454,105
1,000,000	AAA	El Dorado County, CA, Public Agency Financing Authority Revenue, FGIC-Insured, 5.200% due 2/15/07	1,031,140
1,325,000	AAA	Lodi, CA, Wastewater Systems Revenue COP, Series A, MBIA-Insured, 5.250% due 10/1/15	1,495,037
		Modesto, CA, Irrigation District:
1,000,000	AAA	COP, Capital Improvement, Series A, FSA-Insured, 5.250% due 7/1/15	1,105,560
1,000,000	AAA	Financing Authority Revenue, Refunding, Series A, MBIA-Insured, 5.350% due 10/1/06	1,026,660

		Total Water and Sewer	7,190,682

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $78,076,723)	82,747,715

SHORT-TERM INVESTMENTS(h) - 2.0%
Hospitals - 1.2%
1,000,000	VMIG1(b)	California Health Facilities Finance Authority, Adventist Health System, Series A, LOC-Wachovia Bank, 2.280%, 9/1/05	1,000,000

Pollution Control - 0.3%
300,000	A-1+	California PCFA, PCR, Pacific Gas & Electric, Series C, LOC-Bank One N.A., 2.240%, 9/1/05	300,000

Utilities - 0.5%
400,000	A-1+	Metropolitan Water District of Southern California, Waterworks Revenue, Series B-1, SPA-Westdeutsche Landesbank Gironzentrale, 2.200%, 9/1/05	400,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $1,700,000)	1,700,000

		TOTAL INVESTMENTS - 99.0% (Cost - $79,776,723#)	84,447,715
		Other Assets in Excess of Liabilities - 1.0%	856,735

		TOTAL NET ASSETS - 100.0%	$85,304,450

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Rating by Moody’s Investors Service Inc.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

SMITH BARNEY INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of Investments (unaudited) (continued)	August 31, 2005

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AMBAC	— Ambac Assurance Corporation
CDA	— Community Development Authority
CONNIE LEE	— College Construction Loan Insurance Association
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
FTA	— Federal Transit Administration
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement
USD	— Unified School District

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Intermediate Maturity California Municipals Fund (the “Fund”), is a separate non-diversified investment fund of the Smith Barney Investment Trust (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or for which market quotations are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,670,992
Gross unrealized depreciation	—

Net unrealized appreciation	$4,670,992

At August 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	260	09/05	$29,457,188	$29,359,688	$97,500

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 28, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 28, 2005